Derecognition and offset of financial instruments_Financial assets subject to offset enforceable master netting agreements or similar agreements (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets		₩ 47,901,623,000,000		₩ 62,669,493,000,000
Gross amounts of recognized financial assets set off		29,699,412,000,000		38,987,064,000,000
Net amounts of financial assets presented		18,202,211,000,000		23,682,429,000,000
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		17,229,068,000,000		22,646,512,000,000
Cash collateral received		66,857,000,000		174,415,000,000
Net amounts		906,286,000,000		861,502,000,000
Derivative assets
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets	[1]	1,908,542,000,000		2,992,476,000,000
Gross amounts of recognized financial assets set off	[1]	0		1,710,000,000
Net amounts of financial assets presented	[1]	₩ 1,908,542,000,000		₩ 2,990,766,000,000
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial assets subject to enforceable master netting arrangement or similar agreement		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Receivable spot exchange
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets		₩ 4,200,532,000,000	[2]	₩ 3,767,726,000,000	[3]
Gross amounts of recognized financial assets set off		0	[2]	0	[3]
Net amounts of financial assets presented		₩ 4,200,532,000,000	[2]	₩ 3,767,726,000,000	[3]
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial assets subject to enforceable master netting arrangement or similar agreement		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Derivative assets and Receivable spot exchange
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		₩ 5,527,117,000,000		₩ 5,787,448,000,000
Cash collateral received		66,857,000,000		174,415,000,000
Net amounts		₩ 515,100,000,000		₩ 796,629,000,000
Description of rights of setoff associated with financial assets subject to enforceable master netting arrangement or similar agreement		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Bonds purchased under resale agreements
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets		₩ 11,701,951,000,000	[2]	₩ 16,859,064,000,000	[3]
Gross amounts of recognized financial assets set off		0	[2]	0	[3]
Net amounts of financial assets presented		11,701,951,000,000	[2]	16,859,064,000,000	[3]
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		11,701,951,000,000	[2]	16,859,064,000,000	[3]
Cash collateral received		0	[2]	0	[3]
Net amounts		₩ 0	[2]	₩ 0	[3]
Description of rights of setoff associated with financial assets subject to enforceable master netting arrangement or similar agreement		The Group has entered into a resale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a resale and purchase agreement and accounted it as a secured loans. The resale and repurchase agreements can have the offsetting right only under the trading party's default, insolvency or bankruptcy, which do not satisfy the offsetting criteria of IAS 32. The Group recorded the collateralized borrowing in borrowings and the secured loans in loans and receivables. The Group under the repurchase agreements has offsetting right only upon the counterparty's default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds purchased under resale agreements as loan at amortized cost and other financial assets (loans and receivables in previous year) and bonds sold under repurchase agreements as borrowings.		The Group has entered into a resale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a resale and purchase agreement and accounted it as a secured loans. The resale and repurchase agreements can have the offsetting right only under the trading party's default, insolvency or bankruptcy, which do not satisfy the offsetting criteria of IAS 32. The Group recorded the collateralized borrowing in borrowings and the secured loans in loans and receivables. The Group under the repurchase agreements has offsetting right only upon the counterparty's default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds purchased under resale agreements as loan at amortized cost and other financial assets (loans and receivables in previous year) and bonds sold under repurchase agreements as borrowings.
Domestic exchanges settlement credits
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets		₩ 30,090,598,000,000	[2],[4]	₩ 39,050,227,000,000	[3],[5]
Gross amounts of recognized financial assets set off		29,699,412,000,000	[2],[4]	38,985,354,000,000	[3],[5]
Net amounts of financial assets presented		391,186,000,000	[2],[4]	64,873,000,000	[3],[5]
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		0	[2],[4]	0	[5]
Cash collateral received		0	[2],[4]	0	[5]
Net amounts		₩ 391,186,000,000	[2],[4]	₩ 64,873,000,000	[5]
Description of rights of setoff associated with financial assets subject to enforceable master netting arrangement or similar agreement		The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables or unpaid domestic exchange payable has been countervailed with part of unpaid domestic exchange payable or uncollected domestic exchange receivables and has been disclosed in loans at amortized cost and other financial assets (loans and receivables in previous year) or other financial liabilities of the Group's statements of financial position.		The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables or unpaid domestic exchange payable has been countervailed with part of unpaid domestic exchange payable or uncollected domestic exchange receivables and has been disclosed in loans at amortized cost and other financial assets (loans and receivables in previous year) or other financial liabilities of the Group's statements of financial position.

[1]	The items include derivatives held for trading, derivatives designated for hedging.
[2]	The items are included in loan at amortized cost and other financial assets.
[3]	The items are included in loans and receivables.
[4]	Certain financial assets and liabilities are presented as net amounts.
[5]	Certain financial assets and liabilities are presented at as net amounts.